UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:                           Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:                      P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:                    Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—November 30, 2023

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2023
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2023, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 3.89% for Investor Shares and 3.98% for Admiral Shares. These results trailed the fund’s benchmark, the Bloomberg PA Municipal Bond Index, which returned 4.35%.
•	For much of the period, inflation continued to ease amid interest rate hikes by the Federal Reserve. Unexpected resilience in the labor market and consumer spending dialed back expectations of an imminent recession. Although the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment at times toward the close of the period, global stocks and bonds rallied in November.
•	On the whole, muni fundamentals remained solid, and their yields fluctuated but ended not far from where they started the period. Munis outperformed the broad taxable investment-grade bond market, where yields ended higher and prices ended lower.
•	An allocation to lower-quality bonds and security selection among hospitals, retirement communities, and universities detracted from the fund’s relative performance. On the other hand, employing a barbell strategy regarding yield curve positioning and managing the fund’s convexity profile added value.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	13.57%	8.72%	12.25%
Russell 2000 Index (Small-caps)	-2.56	1.13	4.78
Russell 3000 Index (Broad U.S. market)	12.61	8.26	11.77
FTSE All-World ex US Index (International)	9.64	2.12	5.49
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	1.32%	-4.46%	0.79%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	4.28	-0.96	2.03
FTSE Three-Month U.S. Treasury Bill Index	5.12	2.08	1.85
CPI
Consumer Price Index	3.14%	5.67%	4.03%

Advisor’s Report
For the 12 months ended November 30, 2023, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 3.89% for Investor Shares and 3.98% for Admiral Shares. The fund lagged its benchmark, the Bloomberg PA Municipal Bond Index, which returned 4.35%.
For the 12 months, the fund’s 30-day SEC yield climbed from 3.78% to 4.04% for Investor Shares and from 3.86% to 4.12% for Admiral Shares.
The fund is permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal year, however, it didn’t own such securities.
The investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets. The prospect of inflation remaining stubbornly high led central banks, including the Federal Reserve, the European Central Bank, and the Bank of England, to continue aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2022	November 30, 2023
2 years	2.59%	2.85%
5 years	2.65	2.60
10 years	2.75	2.68
30 years	3.57	3.77
Source: Vanguard.

U.S. Treasury yields ended the period higher than where they started across the maturity spectrum. Central bank action and some banking sector stress in March drove very-short-term yields higher in the first part of the period. And longer-term yields began to climb in July as the market started to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for longer.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period and a growing belief that the Fed may have come to the end of its rate-hiking cycle contributed to a strong rally in both stocks and bonds in November 2023.
At the national level, munis posted a much stronger performance than the taxable bond market, returning 4.28% for the 12 months, according to the Bloomberg Municipal Bond Index.
For the Commonwealth of Pennsylvania, General Fund revenues were approximately $45 billion for the fiscal year ended June 30, 2023, down from $48 billion in the prior year. Those receipts were driven primarily by income taxes ($17.6 billion) and sales taxes ($14 billion).
However, the Commonwealth’s unappropriated fund balance at the end of FY 2023 was approximately $8 billion, thanks to federal support during the pandemic and strong tax receipts. That represents a notable improvement as, prior to 2020, the Commonwealth effectively operated on a breakeven basis with annual general fund balances of nearly zero.
For the city of Philadelphia, General Fund revenues were approximately $6 billion for the fiscal year ended June 30, 2023, and the estimated fund balance available for appropriation stood at $680 million.
The buildup of reserves contributed to credit-rating upgrades for both the state and Philadelphia in 2023.
Management of the fund
The fund’s underperformance versus its benchmark was primarily due to an overweight to nonrated securities, which tend to be reflective of a BBB or Below Investment Grade internal rating.
Security selection within hospitals, retirement communities, and universities detracted as well.
On the other side of the ledger, our management of the fund’s convexity profile added value. (Convexity is a measure of how much a bond’s duration changes when interest rates change.) The duration of a callable bond tends to lengthen in a rising-interest-rate environment—especially when interest rates rise above the bond’s coupon rate—amplifying the decline in its price.
An allocation to bonds further out the yield curve, where we have locked in attractive returns, also added value.
Outlook
Although some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s a risk that wage gains could contribute to inflation remaining sticky and above target, and consumers have been spending down the savings they accumulated during the pandemic.
Therefore, we continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. And while the Fed may eventually cut interest rates, they are likely to remain for some time well above the low levels we have become accustomed to since the global financial crisis.
Our outlook for the overall muni market is positive given the strength of its fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly even in a recession. Moreover, valuations toward the long end of the curve are especially compelling, as are those of lower-rated munis. And once the yield curve begins to normalize, we would expect cash inflows to muni funds to pick up as investors reassess the reinvestment risk of cash and the cushion munis may offer against equity declines or a risk sell-off.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
James M. D’Arcy, CFA, Portfolio Manager
Grace Boraas, Portfolio Manager
Vanguard Fixed Income Group
December 13, 2023

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2023
	Beginning Account Value 5/31/2023	Ending Account Value 11/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,019.30	$0.86
Admiral™ Shares	1,000.00	1,019.70	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Pennsylvania Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2013, Through November 30, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	3.89%	2.24%	3.23%	$13,745
Bloomberg PA Municipal Bond Index	4.35	2.21	2.95	13,376
Bloomberg Municipal Bond Index	4.28	2.03	2.77	13,143

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares	3.98%	2.32%	3.32%	$69,306
Bloomberg PA Municipal Bond Index	4.35	2.21	2.95	66,882
Bloomberg Municipal Bond Index	4.28	2.03	2.77	65,716
See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2023
Under 1 Year	5.4%
1 - 3 Years	2.8
3 - 5 Years	2.8
5 - 10 Years	12.0
10 - 20 Years	43.2
20 - 30 Years	31.5
Over 30 Years	2.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
Pennsylvania (98.1%)
[1]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/46	600	577
[2]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/48	1,000	1,094
[2]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/53	1,000	1,084
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	4,111
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,715
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,178
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,567
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	865
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,059
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	988
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,100
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	1,977
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	2,077
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,934
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.390%	12/1/23	12,650	12,650
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	26
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,000	2,116
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,014
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,786

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,556
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,493
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	11,251
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	5,250	5,239
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,220
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,471
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	26,585	24,762
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	24,015	24,276
[3]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	910
[3]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,487
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,241
[3]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,251
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	2,100	1,507
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	2,335	1,623
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,698
	Allegheny County PA GO	4.000%	11/1/34	915	939
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,253
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,226
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,000
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	820
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,125
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,694
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	4,000	4,095
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,530
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	600	510
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	944
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	5,000	4,125
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	3,500	3,553
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,502
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	5,000	5,234
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,627
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,673
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,829
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,211
[1]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	408
[2]	Allentown City School District GO	4.000%	2/15/24	550	550
[1]	Allentown City School District GO	5.000%	2/1/32	3,075	3,305
[1]	Allentown City School District GO	5.000%	6/1/32	1,465	1,524
[1]	Allentown City School District GO	4.000%	2/1/34	1,500	1,539
[1]	Allentown City School District GO	5.000%	2/1/34	1,300	1,396
[1]	Allentown City School District GO	4.000%	2/1/35	1,175	1,201
[1]	Allentown City School District GO	5.000%	6/1/35	2,000	2,077
[1]	Allentown City School District GO	4.000%	2/1/36	1,100	1,118
[1]	Allentown City School District GO	5.000%	6/1/36	1,500	1,557
	Allentown Commercial and IDA Charter School Aid Revenue	6.000%	6/15/53	1,000	1,024
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,100	1,162

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,373
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,049
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,256
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	9,375	9,350
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	3,310	3,381
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,150
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,755
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	2,195	2,161
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,559
[2]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	2,894
[1]	Armstrong School District GO	3.000%	3/15/34	5,605	5,157
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	516
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	767
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,092
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,009
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	701
[1]	Beaver County PA GO	4.000%	4/15/30	105	109
[1]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	53
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	367
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,447
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	747
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,283
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	700	730
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	420	438
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	500	521
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,500	1,564
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	700	647
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,331
	Bethel Park School District GO	5.500%	8/1/48	2,500	2,794
[2]	Blue Mountain School District GO	4.000%	8/1/25	385	389
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	141
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	76
	Boyertown Area School District GO	5.000%	10/1/38	400	433
	Boyertown Area School District GO	5.000%	10/1/40	500	535
	Boyertown Area School District GO	5.000%	10/1/41	500	534
[1]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,522
[1]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,880
[1]	Bristol Township School District GO	4.125%	6/1/40	2,000	2,026
[1]	Bristol Township School District GO	4.000%	6/1/48	1,545	1,474
	Bucks County IDA College & University Revenue	5.000%	11/1/37	1,205	1,187
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,119
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/52	1,280	1,164

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	542
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	877
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	2,134
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,090	2,697
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	11,160	7,460
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	15,540	10,512
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	751
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,755	2,689
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,345
[2]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/36	380	433
[2]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/37	450	504
[2]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/38	500	556
[2]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/39	850	940
[2]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,789
[2]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,751
[2]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,935
[2]	Bucks County Water and Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,365
[2]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	3.250%	12/7/23	10,070	10,070
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	527
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	492
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	543
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,679
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,377
[2]	Cambria County PA GO	4.000%	8/1/35	700	712
[2]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,135
[1]	Canon Mcmillan School District GO	4.000%	6/1/44	3,425	3,371
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,109
	Capital Region Water Revenue	5.000%	7/15/35	500	534
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,045
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	533
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,457
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,063
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,912
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,736
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/44	1,500	1,101
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,329
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,007
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,002
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,526
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	1,941
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,311
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,824

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,445
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,492
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	3,711
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	12,125	11,074
	Chester County IDA Recreational Revenue	4.000%	12/1/46	12,085	11,792
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,764
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,081
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	5,334
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,645	3,489
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,013
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,017
[1]	Coatesville School District GO	4.250%	11/15/39	12,000	11,954
	Colonial School District GO	3.000%	2/15/39	350	303
	Colonial School District GO	3.000%	2/15/40	700	598
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	252
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,008
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,957
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,134
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,216
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,477
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,316
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	5,438
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,460
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,239
[2,4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	38,920	38,318
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	899
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,057
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	919
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,043
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	55
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,117
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	8,000	8,259
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,469
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,357
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,434
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	5,283
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	557
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,601
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,234
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,525
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,716
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	10,000	10,141

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,431
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,105
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,099
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,660
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,467
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,252
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,318
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,799
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,604
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	15,500	14,474
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	14,045
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	17,261
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	490	439
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	8,990
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	659
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,087
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	4,870
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,833
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	10,918
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,068
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,283
[2]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	300	286
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,144
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	4,680
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,266
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,078
	Conestoga Valley School District GO	3.000%	2/1/38	850	720
[1]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,729
[2]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	645
	Council Rock School District GO	2.050%	11/15/33	1,085	918
	Council Rock School District GO	3.250%	11/15/39	5,010	4,264
	Council Rock School District GO	2.050%	8/15/42	3,000	2,015
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	774
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	825
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,461
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,901
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,370
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	2,079
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,185	6,717
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	6,696
[3,5]	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	12/7/23	5,990	5,990
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,032
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,025
[2]	Cumberland Valley School District GO	5.000%	11/15/42	2,000	2,178
[2]	Cumberland Valley School District GO	5.000%	11/15/44	1,500	1,606
[2]	Cumberland Valley School District GO	5.000%	11/15/47	3,600	3,835
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,290

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,545
[3]	Dauphin County General Authority College & University Revenue	5.125%	10/15/41	1,000	757
[3]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	1,200	965
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,782
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,207
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,085
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,032
[2]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	511
[2]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,318
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	841
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,257
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,396
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	6,918
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,525
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/41	5,000	5,164
[1]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,015
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,676
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,437
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	3,000	3,071
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,169
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,690
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	642
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,944
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,504
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,504
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	8,091
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	3.250%	12/6/23	1,700	1,700
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	2,000	2,078
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,244
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,169
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,355	6,981
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,285	2,795
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,475	2,066
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	755	792
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	788
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,050
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	524
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	492

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	777
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,124
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,040	6,223
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,100	5,262
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	7,540
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	847
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	3,851
[1]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	250
[1]	Ellwood City Area School District GO	4.500%	6/1/52	1,305	1,317
[5]	Emmaus General Authority Miscellaneous Revenue VRDO	3.250%	12/7/23	500	500
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	32
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	278
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	899
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,347
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,416
[2]	Erie School District GO	5.000%	4/1/27	150	158
[2]	Erie School District GO	3.000%	4/1/32	3,360	3,158
[5]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	12/7/23	10,040	10,040
[5]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	12/7/23	1,800	1,800
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,111
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	3,400	2,636
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	4,050	3,002
[1]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,131
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,811
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,439
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,079
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	15,125	14,766
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	14,500	14,608
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	9,240	8,463
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	29,460	26,741
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	15,434
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	855	918
	Gettysburg Area School District GO	4.000%	4/1/35	750	769
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,228
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,260
[7]	Hatboro-Horsham School District GO	5.000%	9/15/40	400	433
[7]	Hatboro-Horsham School District GO	5.000%	9/15/42	550	592
[7]	Hatboro-Horsham School District GO	5.000%	9/15/43	500	536
[7]	Hatboro-Horsham School District GO	5.250%	9/15/47	1,000	1,079
[7]	Hatboro-Horsham School District GO	5.250%	9/15/51	2,000	2,155
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,777
	Haverford Township School District GO	3.000%	3/1/32	3,950	3,753

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haverford Township School District GO	3.000%	3/1/34	55	51
[2]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,312
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	1,535	1,455
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,441
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,500
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,568
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,632
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,706
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	1,016
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,653
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	2,000	1,861
[1]	Interboro School District GO	4.000%	8/15/43	1,445	1,419
[1]	Interboro School District GO	4.250%	8/15/53	1,630	1,591
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	899
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	615
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	7,175	6,644
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	2,900	2,703
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	1,968
	Lancaster County PA GO	4.000%	11/1/34	500	512
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	8,984
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,145	1,175
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	21,980	22,532
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	710
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	716
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,231
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	680
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,006
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,834
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,700
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	493
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	4,550	3,086
[1]	Lancaster PA GO	4.000%	11/1/33	2,545	2,585
[1]	Lancaster PA GO	4.000%	11/1/34	2,660	2,694
[1]	Lancaster PA GO	4.000%	11/1/35	2,355	2,375
[1]	Lancaster School District GO	4.000%	6/1/36	1,190	1,215
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	341
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	306
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	331
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	415
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	431
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	498
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	585
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	444
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,092

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,088
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	15
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,700
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,158
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,107
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	5,942
	Lehigh County PA GO	3.000%	11/15/43	1,690	1,355
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	7,379
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	17,515	15,886
[3,5]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	3.400%	12/1/23	4,700	4,700
[1]	Lehighton Area School District GO	5.000%	11/15/36	1,850	2,034
[1]	Lehighton Area School District GO	5.000%	11/15/39	5,000	5,400
[1]	Littlestown Area School District GO	5.000%	10/1/50	2,400	2,534
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	15
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	436
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,940
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,567
[2]	Mechanicsburg Area School District GO	5.000%	5/15/45	1,705	1,800
[2]	Mechanicsburg Area School District GO	5.000%	5/15/46	2,080	2,192
[2]	Mechanicsburg Area School District GO	5.000%	5/15/51	5,335	5,557
	Monroe County PA GO	4.000%	7/15/37	1,630	1,645
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	550	619
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,000	1,111
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	330	361
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,000	1,076
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,066
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	4,000	3,802
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,581
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	999
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/36	515	448
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/37	545	463
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/38	695	575
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/39	305	248
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	2,976
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,950	3,983
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,201

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,002
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,003
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,840	1,835
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	1,870
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	26
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,327
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,916
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,588
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	4,825	4,915
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,801
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	1,766
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,665	1,477
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	8,755	7,605
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	8,708
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	13,935	11,912
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	11,000	11,068
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	378
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,432
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,417
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	7,401
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	2,805	2,484
[2]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,000	9,231
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	82
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,241
	Montgomery County PA GO	5.000%	10/1/38	8,610	9,629
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,514
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,215

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,391
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,193
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	583
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,490
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,480	3,320
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	5,842
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	225
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	300
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	250
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	351
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	301
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	201
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	101
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	211
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	226
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	100
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	226
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	371
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	568
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	810
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	680
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	381
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,481
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	8,675
Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,435	4,444
Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,765	17,792
Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	844
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,595
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,510
Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	872
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,505

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,890	7,265
[2]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,699
[1]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,137
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,453
	North Hills School District GO	5.000%	10/15/28	500	543
	North Hills School District GO	5.000%	10/15/35	325	364
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,611
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,515
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,760
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.300%	12/7/23	800	800
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,132
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,076
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	6,946
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,061
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,376
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,599
	Northampton Township PA GO	3.625%	5/15/39	2,145	1,999
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	929
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,383
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,136
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,266
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,161
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,742
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,021
[1]	Northeastern School District/York County GO	3.000%	3/1/33	375	350
[1]	Northeastern School District/York County GO	3.000%	3/1/34	300	276
[1]	Northeastern School District/York County GO	3.000%	3/1/35	250	227
[1]	Northeastern School District/York County GO	3.000%	3/1/38	850	719
[1]	Northeastern School District/York County GO	3.000%	3/1/41	800	650
[1]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,578
[1]	Northern Tioga School District GO	4.000%	4/1/33	500	512
[1]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,919
[1]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,430
[1]	Penn Hills School District GO	3.000%	10/1/32	2,845	2,700
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,760
	Pennsbury School District GO	5.000%	8/1/39	750	809
	Pennsbury School District GO	5.000%	8/1/40	1,000	1,071
	Pennsbury School District GO	5.000%	8/1/43	4,000	4,238

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	900
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	2,967
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,004
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,678
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	2,944
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,505
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	9,075	10,072
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	8,046
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,695
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	515	581
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	500	565
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	500	559
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	450	503
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,200	2,214
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,002
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	551
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	551
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,443
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,816
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	1,971
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	500	543
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	575	624
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,500	1,491
[1]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,725	3,949
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	900	971
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	800	863
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,667
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	2,000	1,939
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,200	1,163

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,500	1,442
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,292
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/46	1,000	978
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	3,741
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,655
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	5,175	4,740
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	2,880	2,626
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,500	4,953
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/52	2,250	2,023
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,370	3,909
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/49	2,000	1,934
Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	4,500	3,777
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,830	3,574
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,732
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	3,976
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,287
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,902
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,290	3,326
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,612
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,280	2,305
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,564
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,075
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	2,982
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,233
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,935
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,305
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,252
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,414
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	4,950

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,339
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	980
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,861
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	4,000	4,003
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,041
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,250
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.360%	12/7/23	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,019
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	765
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,169
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	798
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,115
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,518
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,250	1,268
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,106
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,256
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,083
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,003
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	5,306
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	8,260	8,137
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	9,040	8,808
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,165
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,281
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	19,110	17,865
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	11,895
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,332
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,455
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,769

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	964
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,470	7,346
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,602
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,896
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	6,260	5,794
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,643
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/38	7,500	7,653
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,442
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,511
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,422
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,329
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,710
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,522
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	3,835	4,039
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	5,801
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	8,703
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/42	4,000	4,412
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	4,647
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,498
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	3,533
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	7,005	4,654
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	5,008
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,163
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,959
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	2,640	2,604
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	4,922
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	950	923
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,226	3,074
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	2,165	2,167

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,530	7,746
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	13,285	14,009
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,922	10,504
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,000	5,457
[3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.350%	12/1/23	3,800	3,800
[3,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.900%	12/1/23	9,177	9,177
[3,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.900%	12/1/23	11,382	11,382
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,260
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,931
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	1,235	1,430
	Pennsylvania State University College & University Revenue	5.000%	9/1/37	750	858
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	850	964
	Pennsylvania State University College & University Revenue	5.000%	9/1/39	1,000	1,128
	Pennsylvania State University College & University Revenue	5.000%	9/1/40	1,500	1,684
	Pennsylvania State University College & University Revenue	5.000%	9/1/41	1,575	1,760
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	7,130	7,916
	Pennsylvania State University College & University Revenue	5.250%	9/1/53	9,010	9,943
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	4,060	4,234
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,586
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,356
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,138
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,225
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,129
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,900	3,314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,145
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,787
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,542
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,263
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,317
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,900	3,310
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	680	698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,085
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,241
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,250	1,389
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,655
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,173
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,464
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,800
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,384
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,280
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,555	2,580
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	2,994
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,240	1,327
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	11,950	12,171
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,600	1,607
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,240	1,299
[2]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/40	1,820	845
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,735	2,738
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,787

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,020	3,027
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,200	4,236
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,700	1,842
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,570	1,739
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	5,400	2,374
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	216
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	7,275	7,173
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,118
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,400
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,668
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,000	2,077
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,165	1,271
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,055
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,449
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,325	1,301
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,048
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,855
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,635	17,400
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,231
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	10,000	10,239
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,385	3,465
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,515	5,846
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10,000	10,707
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,490	6,761
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	3,605	3,380
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	18,071
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,275	3,720
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,421
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	5,197
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,613
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,845	8,358
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,087
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	5,000	5,345
[3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	3.350%	12/1/23	600	600
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.250%	12/7/23	3,500	3,500
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.270%	12/7/23	7,800	7,800
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	8,737
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,139
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,180
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	4,420	4,455
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,156
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,705
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	760	749
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	15,709
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,206
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,255

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	22,750	21,393
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,000	4,717
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	4,195	3,931
[3]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	3.330%	12/7/23	5,000	5,000
[3]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	3.400%	12/1/23	7,500	7,500
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,611
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,257
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,154
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	900	999
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	1,000	1,096
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,850	2,010
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	1,900	2,051
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,300	1,396
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,075	1,146
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	850	903
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,164
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,580
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,307
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,177
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,079
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,069
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,094
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,269
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,305
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,905	2,013
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,751
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,167
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,106
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,000	8,122
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,280
[5]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.250%	12/7/23	3,000	3,000
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,925	5,034
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,076
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,278
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,458
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	4,972
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,000	5,916
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	4,890

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	2,000	1,991
[3]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	500	491
	Philadelphia IDA Charter School Aid Revenue	5.000%	5/1/40	1,000	986
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/40	300	286
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/41	375	305
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/42	1,000	903
[3]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	750	728
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/49	2,770	2,385
	Philadelphia IDA Charter School Aid Revenue	5.000%	5/1/50	5,130	4,776
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,050	945
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/51	1,440	1,056
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/52	1,500	1,295
	Philadelphia IDA Charter School Aid Revenue	5.250%	6/15/52	950	858
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/56	170	121
	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/57	950	857
	Philadelphia IDA Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,336
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,000	2,143
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,000	2,144
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	4,750	4,827
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,400	1,359
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,975	1,886
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	12,000	10,609
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	1,000	1,063
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	2,375	2,600
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	3,000	3,113
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	14,410	15,135
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,022
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,027
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,802
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,291
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,173
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,486
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,806
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,233
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,371
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,015
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,423
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,903
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,480
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,394
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	792
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,445
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	4,007
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,502
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,863
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,994
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,959
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,153
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,662
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,127
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,066

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,190
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,700
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,053
[2]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,361
	Philadelphia PA GO	5.000%	5/1/36	3,440	3,784
	Philadelphia PA GO	4.000%	5/1/38	9,000	8,975
	Philadelphia PA GO	4.000%	5/1/39	1,000	987
	Philadelphia PA GO	4.000%	5/1/41	2,020	1,956
[2]	Philadelphia PA GO	4.000%	5/1/41	2,580	2,583
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,139
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,285
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,072
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,484
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,744
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	1,655	1,775
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,506
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	2,935
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	3,000	3,265
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,000	3,250
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	3,000	3,246
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,189
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/46	4,855	5,142
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	6,610	7,256
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,073
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	8,979
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	16,380	17,902
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,038
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	7,235	8,044
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	5,000	5,171
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,162
[6]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	190	190
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	3,000	3,062
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,000	2,125
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	4,000	4,231
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	2,000	2,101
[9]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,204
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,212
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,731
	Philadelphia School District GO	5.000%	9/1/29	2,135	2,228
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,045
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,116
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,572
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,495
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,066
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,305
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,060
	Philadelphia School District GO	5.000%	9/1/37	3,825	3,998
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,291
	Philadelphia School District GO	5.000%	9/1/44	10,165	10,557
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,284
	Pine-Richland School District GO	4.000%	3/1/37	750	766

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,052
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	526
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,051
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	521
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	518
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/35	5,000	5,602
	Pittsburgh PA GO	4.000%	9/1/34	625	644
	Pittsburgh PA GO	4.000%	9/1/35	750	771
	Pittsburgh PA GO	5.000%	9/1/35	560	597
	Pittsburgh PA GO	4.000%	9/1/36	875	896
	Pittsburgh PA GO	4.000%	9/1/36	840	859
	Pittsburgh PA GO	5.000%	9/1/36	825	878
	Pittsburgh PA GO	5.000%	9/1/36	1,770	1,961
	Pittsburgh PA GO	4.000%	9/1/37	500	508
	Pittsburgh PA GO	4.000%	9/1/38	500	504
	Pittsburgh PA GO	4.000%	9/1/38	800	803
	Pittsburgh PA GO	4.000%	9/1/39	750	754
	Pittsburgh PA GO	5.000%	9/1/39	500	543
	Pittsburgh PA GO	5.000%	9/1/41	1,500	1,611
	Pittsburgh PA GO	5.000%	9/1/42	1,000	1,069
	Pittsburgh PA GO	5.000%	9/1/43	400	426
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,111
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,749
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	9,457
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,060
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,311
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	858
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,352
[2]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	410
[2]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	247
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,080	2,197
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,490
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/48	3,405	3,658
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	3,700	3,511
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	1,954
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	2,500	2,456
[2,3]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.420%	12/1/23	21,515	21,515
[2,3]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.420%	12/1/23	6,300	6,300
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,527
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,357
	Quaker Valley PA School District GO	5.000%	10/1/35	350	394
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,447
[7]	Radnor Township School District GO	5.500%	8/15/48	1,000	1,051
[7]	Radnor Township School District GO	5.500%	8/15/53	1,000	1,048
[2]	Reading School District GO	5.000%	3/1/38	1,750	1,803
[2]	Ridley School District GO	4.000%	11/15/34	1,000	1,030
[1]	Ridley School District GO	3.000%	11/15/37	2,950	2,543
[2]	Ridley School District GO	4.000%	11/15/37	800	806

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ridley School District GO	3.000%	11/15/38	2,000	1,708
	School District of Philadelphia GO	5.250%	9/1/36	1,100	1,244
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,502
	School District of Philadelphia GO	5.250%	9/1/37	1,900	2,124
	School District of Philadelphia GO	4.000%	9/1/38	1,000	993
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,031
	School District of Philadelphia GO	5.250%	9/1/38	1,430	1,585
	School District of Philadelphia GO	4.000%	9/1/39	5,260	5,188
	School District of Philadelphia GO	4.000%	9/1/40	2,630	2,579
	School District of Philadelphia GO	5.250%	9/1/40	1,715	1,882
	School District of Philadelphia GO	4.000%	9/1/41	4,830	4,700
	School District of Philadelphia GO	4.000%	9/1/46	12,285	11,448
	School District of Philadelphia GO	5.500%	9/1/48	8,370	9,146
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	11
[2]	Scott Township PA GO	3.000%	8/15/34	290	265
[2]	Scott Township PA GO	3.000%	8/15/38	300	253
[2]	Scott Township PA GO	3.000%	8/15/42	650	521
[2]	Scott Township PA GO	3.000%	8/15/46	600	448
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,687
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,348
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,712
	Scranton PA School District GO	4.000%	12/1/40	500	489
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,552
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,362
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,202
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,285	1,339
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,272
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,300
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,240	1,261
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/33	320	317
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/34	560	557
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	421
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,526
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,118
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,050
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,167
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,000	6,431
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	12/1/23	11,765	11,765
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.340%	12/1/23	400	400

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.340%	12/1/23	2,100	2,100
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,521
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,139
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,464
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,478
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,314
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,456
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,551
[3]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.330%	12/7/23	3,115	3,115
[3]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.330%	12/7/23	2,670	2,670
	State College PA Area School District GO	5.000%	5/15/36	375	404
	State College PA Area School District GO	5.000%	5/15/37	630	673
	State College PA Area School District GO	5.000%	5/15/38	350	372
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,044
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,163
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,535
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/35	725	799
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/36	600	648
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/37	550	589
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/38	600	637
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/41	1,000	939
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/42	1,000	929
[1]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,014
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,081
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,540	3,794
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,013
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,004
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	12,104
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	4,000	4,211
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,860

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,383
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,206
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,175
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,193
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,655
[5]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	3.300%	12/7/23	595	595
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/41	4,245	4,760
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/42	3,665	4,087
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/44	5,015	5,292
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/45	2,000	2,211
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/46	1,500	1,578
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,680
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/48	5,030	5,519
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/50	9,115	9,933
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	2,000	2,173
	Township of Hampton PA GO	5.000%	1/1/35	150	169
	Township of Hampton PA GO	5.000%	1/1/36	150	168
	Township of Hampton PA GO	5.000%	1/1/37	175	194
	Township of Hampton PA GO	4.000%	1/1/42	1,000	999
	Township of Hampton PA GO	4.000%	1/1/47	1,500	1,450
	Township of Hampton PA GO	4.125%	1/1/52	1,625	1,560
[1]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,088
[1]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,077
[1]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,723
[2]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,301
[1]	Tulpehocken Area School District GO	5.250%	10/1/41	2,000	2,181
[1]	Tulpehocken Area School District GO	5.250%	10/1/45	3,500	3,749
[1]	Tulpehocken Area School District GO	5.250%	10/1/49	3,500	3,719
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	2,997
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	8,645	9,554
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,000	863
	Upper Merion Area PA School District GO	3.000%	1/15/43	2,660	2,192
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	6,598
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,457
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,414
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,079
	West Bradford Township PA GO	4.000%	12/15/40	745	749
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,377
[1]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,207
[1]	West Mifflin School District GO	3.000%	4/1/38	5,920	5,038
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,100	1,098
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,476
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,000	954
	West Shore PA School District GO	4.000%	11/15/34	640	656
	West Shore PA School District GO	4.000%	11/15/35	540	554
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,120

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,010
	West Shore PA School District GO	4.000%	11/15/38	500	504
	West Shore PA School District GO	4.000%	11/15/40	900	903
	West Shore PA School District GO	5.000%	11/15/43	1,480	1,524
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,224
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,336
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,435
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,099
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,120
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	4,232
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	6,830	6,211
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,698
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,377
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,492
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	826
[1]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	1,950
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,164
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,443
[1]	William Penn School District GO	3.000%	11/15/34	2,595	2,381
[1]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,308
	Wyomissing Area School District GO	4.000%	2/1/38	800	807
					3,415,747
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	212
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,795	1,626
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,010
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,286
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	668
					4,802
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	235	229
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,119	4,190
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,205	2,302
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,272	3,459
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,146	5,535
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,028	1,234
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,726	3,478
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	985
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	335	299
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	116
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,320
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	515	520
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	855	864
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,750	1,750
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	424	275
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,099	1,810
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	754	595
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,882	2,076

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,311	10,706
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	6,385	1,876
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,650	1,557
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,995	1,874
				47,050
Total Tax-Exempt Municipal Bonds (Cost $3,632,686)				3,467,599
Total Investments (99.6%) (Cost $3,632,686)				3,467,599
Other Assets and Liabilities—Net (0.4%)				14,007
Net Assets (100%)				3,481,606
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $123,917,000, representing 3.6% of net assets.
4	Securities with a value of $703,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	82	16,766	49
5-Year U.S. Treasury Note	March 2024	299	31,949	143
Long U.S. Treasury Bond	March 2024	72	8,383	12
				204
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	(70)	(8,610)	(163)
				41

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,632,686)	3,467,599
Investment in Vanguard	116
Receivables for Investment Securities Sold	16,100
Receivables for Accrued Income	43,701
Receivables for Capital Shares Issued	1,415
Other Assets	193
Total Assets	3,529,124
Liabilities
Due to Custodian	14
Payables for Investment Securities Purchased	40,847
Payables for Capital Shares Redeemed	3,016
Payables for Distributions	3,394
Payables to Vanguard	135
Variation Margin Payable—Futures Contracts	112
Total Liabilities	47,518
Net Assets	3,481,606
At November 30, 2023, net assets consisted of:

Paid-in Capital	3,708,129
Total Distributable Earnings (Loss)	(226,523)
Net Assets	3,481,606

Investor Shares—Net Assets
Applicable to 27,005,556 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	287,109
Net Asset Value Per Share—Investor Shares	$10.63

Admiral Shares—Net Assets
Applicable to 300,475,136 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,194,497
Net Asset Value Per Share—Admiral Shares	$10.63

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2023
($000)
Investment Income
Income
Interest	123,769
Total Income	123,769
Expenses
The Vanguard Group—Note B
Investment Advisory Services	192
Management and Administrative—Investor Shares	426
Management and Administrative—Admiral Shares	2,487
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—Admiral Shares	160
Custodian Fees	23
Auditing Fees	30
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	27
Trustees’ Fees and Expenses	2
Other Expenses	16
Total Expenses	3,399
Expenses Paid Indirectly	(23)
Net Expenses	3,376
Net Investment Income	120,393
Realized Net Gain (Loss)
Investment Securities Sold	(38,820)
Futures Contracts	(493)
Realized Net Gain (Loss)	(39,313)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	52,445
Futures Contracts	77
Change in Unrealized Appreciation (Depreciation)	52,522
Net Increase (Decrease) in Net Assets Resulting from Operations	133,602

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	120,393	118,009
Realized Net Gain (Loss)	(39,313)	(23,595)
Change in Unrealized Appreciation (Depreciation)	52,522	(534,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	133,602	(439,872)
Distributions
Investor Shares	(9,480)	(10,555)
Admiral Shares	(110,124)	(117,637)
Total Distributions	(119,604)	(128,192)
Capital Share Transactions
Investor Shares	(1,516)	(57,503)
Admiral Shares	(54,376)	(401,007)
Net Increase (Decrease) from Capital Share Transactions	(55,892)	(458,510)
Total Increase (Decrease)	(41,894)	(1,026,574)
Net Assets
Beginning of Period	3,523,500	4,550,074
End of Period	3,481,606	3,523,500

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.58	$12.14	$12.14	$11.89	$11.21
Investment Operations
Net Investment Income[1]	.356	.327	.323	.353	.377
Net Realized and Unrealized Gain (Loss) on Investments	.047	(1.532)	.036	.283	.727
Total from Investment Operations	.403	(1.205)	.359	.636	1.104
Distributions
Dividends from Net Investment Income	(.353)	(.327)	(.323)	(.352)	(.377)
Distributions from Realized Capital Gains	—	(.028)	(.036)	(.034)	(.047)
Total Distributions	(.353)	(.355)	(.359)	(.386)	(.424)
Net Asset Value, End of Period	$10.63	$10.58	$12.14	$12.14	$11.89
Total Return[2]	3.89%	-10.00%	2.99%	5.45%	9.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$287	$287	$393	$364	$368
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.37%	2.95%	2.66%	2.96%	3.23%
Portfolio Turnover Rate	38%	30%	22%	18%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.58	$12.14	$12.14	$11.89	$11.21
Investment Operations
Net Investment Income[1]	.364	.336	.333	.363	.386
Net Realized and Unrealized Gain (Loss) on Investments	.048	(1.532)	.036	.282	.728
Total from Investment Operations	.412	(1.196)	.369	.645	1.114
Distributions
Dividends from Net Investment Income	(.362)	(.336)	(.333)	(.361)	(.387)
Distributions from Realized Capital Gains	—	(.028)	(.036)	(.034)	(.047)
Total Distributions	(.362)	(.364)	(.369)	(.395)	(.434)
Net Asset Value, End of Period	$10.63	$10.58	$12.14	$12.14	$11.89
Total Return[2]	3.98%	-9.93%	3.07%	5.53%	10.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,195	$3,236	$4,157	$3,905	$3,632
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.45%	3.04%	2.74%	3.04%	3.31%
Portfolio Turnover Rate	38%	30%	22%	18%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pennsylvania Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2023, the fund had contributed to Vanguard capital in the amount of $116,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $23,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,467,599	—	3,467,599
Derivative Financial Instruments
Assets
Futures Contracts[1]	204	—	—	204
Liabilities
Futures Contracts[1]	163	—	—	163
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Pennsylvania Long-Term Tax-Exempt Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	3,439
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(164,184)
Capital Loss Carryforwards	(62,384)
Qualified Late-Year Losses	—
Other Temporary Differences	(3,394)
Total	(226,523)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	119,604	117,910
Ordinary Income*	—	2,362
Long-Term Capital Gains	—	7,920
Total	119,604	128,192
*	Includes short-term capital gains, if any.
As of November 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,631,784
Gross Unrealized Appreciation	32,758
Gross Unrealized Depreciation	(196,942)
Net Unrealized Appreciation (Depreciation)	(164,184)
F.	During the year ended November 30, 2023, the fund purchased $1,329,622,000 of investment securities and sold $1,322,052,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of

Pennsylvania Long-Term Tax-Exempt Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2023, such purchases were $179,800,000 and sales were $114,850,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	74,132	7,032	61,782	5,597
Issued in Lieu of Cash Distributions	7,438	706	8,239	744
Redeemed	(83,086)	(7,888)	(127,524)	(11,592)
Net Increase (Decrease)—Investor Shares	(1,516)	(150)	(57,503)	(5,251)
Admiral Shares
Issued	521,102	49,402	610,447	56,009
Issued in Lieu of Cash Distributions	70,778	6,715	76,734	6,935
Redeemed	(646,256)	(61,597)	(1,088,188)	(99,508)
Net Increase (Decrease)—Admiral Shares	(54,376)	(5,480)	(401,007)	(36,564)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and Shareholders of Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2023, the related statement of operations for the year ended November 30, 2023, the statement of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the five years in the period ended November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg PA Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Pennsylvania Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Pennsylvania Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Pennsylvania Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg PA Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Pennsylvania Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Pennsylvania Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg PA Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Pennsylvania Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Pennsylvania Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the Pennsylvania Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2023: $30,000
Fiscal Year Ended November 30, 2022: $31,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2023: $9,326,156
Fiscal Year Ended November 30, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended November 30, 2023: $3,295,934
Fiscal Year Ended November 30, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended November 30, 2023: $1,678,928
Fiscal Year Ended November 30, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended November 30, 2023: $25,000
Fiscal Year Ended November 30, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2023: $1,703,928
Fiscal Year Ended November 30, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)      Code of Ethics filed herewith.

(a)(2)      Certifications filed herewith.

(a)(2)      Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD pennsylvania tax-free funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD pennsylvania tax-free funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

VANGUARD pennsylvania tax-free funds

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 22, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.